EXPLORATION AND EVALUATION ASSETS (Narrative) (Details)							1 Months Ended																																			12 Months Ended
	Feb. 05, 2018 USD ($)	Nov. 02, 2015 CAD ($)	Nov. 02, 2015 USD ($)	May 04, 2015 CAD ($)	May 04, 2015 USD ($)	May 04, 2014 USD ($)	Nov. 30, 2017 CAD ($)	Nov. 30, 2017 USD ($)	Oct. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Feb. 25, 2017 CAD ($)	Feb. 25, 2017 USD ($)	Feb. 14, 2017 CAD ($) shares	Feb. 14, 2017 USD ($) shares	Feb. 14, 2017 SEK (kr) shares	Jan. 31, 2017 USD ($)	Nov. 30, 2016 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 CAD ($)	Jul. 31, 2016 CAD ($)	Jul. 31, 2016 USD ($)	Jul. 29, 2016 CAD ($)	Jul. 29, 2016 USD ($)	May 31, 2016 CAD ($)	Mar. 31, 2016 USD ($)	Feb. 29, 2016 CAD ($) shares	Jan. 31, 2016 CAD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 CAD ($)	Oct. 31, 2015 CAD ($)	Oct. 31, 2015 USD ($)	Mar. 20, 2015 CAD ($)	Mar. 20, 2015 AUD ($)	Feb. 28, 2015 CAD ($) shares	Sep. 30, 2014 CAD ($)	Jun. 30, 2014 USD ($)	Dec. 20, 2013 USD ($)	Sep. 30, 2013 USD ($) shares	Jun. 20, 2013 CAD ($)	Sep. 24, 2009 CAD ($) shares	Sep. 24, 2009 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2014 CAD ($) shares	Dec. 31, 2013 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Nov. 23, 2015	Jul. 30, 2015	Apr. 27, 2015	Jan. 31, 2015	Feb. 28, 2014	Oct. 31, 2013	Mar. 21, 2013 CAD ($)	Jul. 17, 2012
Statement [Line Items]
Write-off of exploration and evaluation assets																																										$ 0		$ 0		$ 56,085
Receivables																																										$ 3,376,411		4,842,733
Long term gold price used for calculations																																																	$ 1,332
Discount rate applied to cash flow projections																																										6.00%							6.00%
Assets arising from exploration and evaluation of mineral resources																																										$ 1,841,966		2,145,000
Royalty interest																													$ 28,798,980													21,943,743		25,831,152		28,798,980	$ 29,327,960
Royalty income																																										2,857,927		2,227,322		1,609,553
Disposals, property, and field equipment																																												23,555		21,041
Expense arising from exploration for and evaluation of mineral resources																																										6,334,119		6,415,533		5,948,802
Boreal Metals Corp. [Member]
Statement [Line Items]
Proceeds from reimbursement of amounts paid																																										$ 239,088
Sienna Resources Inc. [Member]
Statement [Line Items]
Number of equity interests in subsidiary acquired | shares																																										3,000,000	3,000,000
Equity interests of acquirer																																										$ 750,000
AES Madencilik A.S [Member]
Statement [Line Items]
Gain on disposal of subsidiary																						$ 6,683,560
Exploration license, ownership percentage																																							100.00%
Proceeds from disposal of exploration and evaluation assets																						6,737,452																	$ 350,000
Disposal of subsidiary, decrease in ownership percentage																																							100.00%
Receivables																																										2,447,595
Accreted interest income receivable																																										$ 167,718
Long term gold price used for calculations																																																	$ 1,332
Discount rate applied to cash flow projections																																										6.00%							6.00%
Disposal of subsidiary, net assets of subsidiary																						53,892
Proceeds from share purchase agreement	$ 665,525																					$ 2,630,760	$ 2,000,000
Ounces of gold equivalent to payment	500
AES Madencilik A.S [Member] | Pursuant to the agreement [Member]
Statement [Line Items]
Description of gold payments associated with share purchase agreement																																										2500	2500
AES Madencilik A.S [Member] | Every six months commencing February 1, 2017 [Member]
Statement [Line Items]
Description of gold payments associated with share purchase agreement																						500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold. Received US$601,825 in February, 2017 and US$634,825 in July, 2017, and credited against accounts receivable. Receipt of these payments leaves a pre-production total of 6,000 ounces of gold (or the cash equivalent) to be paid to EMX.	500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold. Received US$601,825 in February, 2017 and US$634,825 in July, 2017, and credited against accounts receivable. Receipt of these payments leaves a pre-production total of 6,000 ounces of gold (or the cash equivalent) to be paid to EMX.																			500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold. Received US$601,825 in February, 2017 and US$634,825 in July, 2017, and credited against accounts receivable. Receipt of these payments leaves a pre-production total of 6,000 ounces of gold (or the cash equivalent) to be paid to EMX.	500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold. Received US$601,825 in February, 2017 and US$634,825 in July, 2017, and credited against accounts receivable. Receipt of these payments leaves a pre-production total of 6,000 ounces of gold (or the cash equivalent) to be paid to EMX.
AES Madencilik A.S [Member] | Within 30 days after the commencement of commercial production [Member]
Statement [Line Items]
Description of gold payments associated with share purchase agreement																						7,000 ounces of gold within 30 days after the commencement of commercial production from the Property provided that prior gold payments will be credited against this payment;	7,000 ounces of gold within 30 days after the commencement of commercial production from the Property provided that prior gold payments will be credited against this payment;
AES Madencilik A.S [Member] | Upon production of 100,000 ounces of gold [Member]
Statement [Line Items]
Description of gold payments associated with share purchase agreement																						250 ounces of gold upon production of 100,000 ounces of gold from the Property;	250 ounces of gold upon production of 100,000 ounces of gold from the Property;
AES Madencilik A.S [Member] | Upon production of an aggregate of 500,000 ounces of gold [Member]
Statement [Line Items]
Description of gold payments associated with share purchase agreement																						250 ounces of gold upon production of an aggregate of 500,000 ounces of gold from the Property;	250 ounces of gold upon production of an aggregate of 500,000 ounces of gold from the Property;
AES Madencilik A.S [Member] | Sliding-scale royalty [Member]
Statement [Line Items]
Description of gold payments associated with share purchase agreement																						For gold production: 1.0% on the first 100,000 ounces of gold; 2.0% on the next 400,000 ounces of gold; 3.0% on all gold production in excess of 500,000 ounces produced from the Property, and; For all production other than gold production: 3.0%.	For gold production: 1.0% on the first 100,000 ounces of gold; 2.0% on the next 400,000 ounces of gold; 3.0% on all gold production in excess of 500,000 ounces produced from the Property, and; For all production other than gold production: 3.0%.
EBX Madencilik A.S. [Member]
Statement [Line Items]
Gain on disposal of subsidiary																				$ 86,041
Proceeds from share purchase agreement																				$ 332,969	$ 250,000
Annual cash payments from share purchase agreement																					$ 125,000
Condition of share purchase agreement, production returns																				3.5% of production returns after certain deductions (“NSR Payment") for ore mined from the Property that is processed on-site (increased to 5% if the ore is processed off-site).	3.5% of production returns after certain deductions (“NSR Payment") for ore mined from the Property that is processed on-site (increased to 5% if the ore is processed off-site).
Proportion of advance cash payments credited against NSR payment payable																					80.00%
Haiti [Member]
Statement [Line Items]
Write-off of exploration and evaluation assets																																														$ 56,085
Net smelter returns royalty terminated																																														1.00%
Expense arising from exploration for and evaluation of mineral resources																																												148,455		$ 359,827
Sweden [Member]
Statement [Line Items]
Assets arising from exploration and evaluation of mineral resources																																										$ 437,755		437,755
Sweden [Member] | Boreal Metals Corp. [Member]
Statement [Line Items]
Number of equity interests in subsidiary acquired | shares													1,713,390	1,713,390	1,713,390
Percentage of equity interests acquired													19.90%
Description of equity ownership continuing obligation													BMC had thecontinuing obligation to issue additional shares of BMC to EMX to maintain its 19.9% interest in Boreal, at no additional cost to EMX, until BMC raised CAD $5,000,000 in equity (completed). EMX now has the right to participate pro-rata in future financings at its own cost to maintain its 19.9% interest in Boreal.	BMC had thecontinuing obligation to issue additional shares of BMC to EMX to maintain its 19.9% interest in Boreal, at no additional cost to EMX, until BMC raised CAD $5,000,000 in equity (completed). EMX now has the right to participate pro-rata in future financings at its own cost to maintain its 19.9% interest in Boreal.	BMC had thecontinuing obligation to issue additional shares of BMC to EMX to maintain its 19.9% interest in Boreal, at no additional cost to EMX, until BMC raised CAD $5,000,000 in equity (completed). EMX now has the right to participate pro-rata in future financings at its own cost to maintain its 19.9% interest in Boreal.
Proceeds from reimbursement of amounts paid													$ 81,996		kr 550,000
Description of terms of net smelter return royalty													EMX will receive an uncapped 3% NSR royalty on each of the properties. Within five years of the closing date, BMC has the right to buy down up to 1% of the royalty on any given project by paying EMX US$2,500,000 in cash and shares of BMC. Such buy down is project specific. EMX will also receive a 0.5% NSR royalty on any new mineral exploration projects generated by BMC in Sweden or Norway, excluding projects acquired from a third party containing a mineral resource or reserve or an existing mining operation. These royalties are not capped and not subject to a buy down.	EMX will receive an uncapped 3% NSR royalty on each of the properties. Within five years of the closing date, BMC has the right to buy down up to 1% of the royalty on any given project by paying EMX US$2,500,000 in cash and shares of BMC. Such buy down is project specific. EMX will also receive a 0.5% NSR royalty on any new mineral exploration projects generated by BMC in Sweden or Norway, excluding projects acquired from a third party containing a mineral resource or reserve or an existing mining operation. These royalties are not capped and not subject to a buy down.	EMX will receive an uncapped 3% NSR royalty on each of the properties. Within five years of the closing date, BMC has the right to buy down up to 1% of the royalty on any given project by paying EMX US$2,500,000 in cash and shares of BMC. Such buy down is project specific. EMX will also receive a 0.5% NSR royalty on any new mineral exploration projects generated by BMC in Sweden or Norway, excluding projects acquired from a third party containing a mineral resource or reserve or an existing mining operation. These royalties are not capped and not subject to a buy down.
Description of annual advance royalty payments													EMX will receive annual advance royalty (“AAR”) payments of US$20,000 for each of the properties commencing on the second anniversary of the closing, with each AAR payment increasing by US$5,000 per year until reaching US$60,000 per year, except that BMC may forgo AAR payments on two of the four Properties in years two and three.	EMX will receive annual advance royalty (“AAR”) payments of US$20,000 for each of the properties commencing on the second anniversary of the closing, with each AAR payment increasing by US$5,000 per year until reaching US$60,000 per year, except that BMC may forgo AAR payments on two of the four Properties in years two and three.	EMX will receive annual advance royalty (“AAR”) payments of US$20,000 for each of the properties commencing on the second anniversary of the closing, with each AAR payment increasing by US$5,000 per year until reaching US$60,000 per year, except that BMC may forgo AAR payments on two of the four Properties in years two and three.
Number of equity interests of subsidiary held | shares																																										9,205,882							9,205,882
Proportion of equity interests of subsidiary held																																										17.80%	17.80%
Sweden [Member] | Boreal Metals Corp. [Member] | Pursuant to the agreement [Member]
Statement [Line Items]
Number of equity interests in subsidiary acquired | shares													1,713,390	1,713,390	1,713,390
Equity interests of acquirer, value per share													$ 0.05
Equity interests of acquirer													85,670
Payment of finders fee													15,862	$ 12,000
Gain on disposal of subsidiary													$ 1,393,224
Sweden [Member] | Boreal Metals Corp. [Member] | Subsequent to signing [Member]
Statement [Line Items]
Number of equity interests in subsidiary acquired | shares													7,492,492	7,492,492	7,492,492
Equity interests of acquirer													$ 1,290,998
Austria [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources																																												48,767		69,667
Europe [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources																																												146,159
Germany [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources																																														107,899
Russia [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources																																														$ 32,137
Superior West project [Member]
Statement [Line Items]
Proceeds from annual option payment					$ 1,000,000											$ 100,000									$ 100,000																	$ 133,383	$ 100,000	129,820	$ 100,000
Proceeds from reimbursement of amounts paid					$ 99,187
Description of terms of net smelter return royalty				Kennecott has the right to buy down 1% of the NSR royalty from underlying claim holders by payment of US$4,000,000 to EMX.	Kennecott has the right to buy down 1% of the NSR royalty from underlying claim holders by payment of US$4,000,000 to EMX.
Option agreement, interest				100.00%	100.00%
Option agreement, exploration expenditures required					$ 5,500,000
Net smelter return royalty				2.00%	2.00%
Description of terms of option agreement																																										The Company also may earn a 100% interest in additional adjacent claims under option from a third party for cash payments totaling US$1,000,000 on or before January 2017 and subject to a 2% NSR Royalty, 1% of which may be purchased for US$2,000,000 in 0.5% increments.	The Company also may earn a 100% interest in additional adjacent claims under option from a third party for cash payments totaling US$1,000,000 on or before January 2017 and subject to a 2% NSR Royalty, 1% of which may be purchased for US$2,000,000 in 0.5% increments.
Proceeds from option agreement						$ 149,187
Exploration license, ownership percentage																																										100.00%							100.00%
Amount applied against capitalized costs				$ 52,500	$ 50,000																																							105,100
Exploration income as option payments																																												$ 24,720
Yerington West Property [Member]
Statement [Line Items]
Proceeds from annual option payment																																										$ 88,527	$ 75,000
Description of terms of net smelter return royalty																																								Under the agreement, once earn-in has been completed, EMX can convert its interest to a 2.5% NSR. Mason has the option to buy down 1.5% of the NSR for US$4,500,000 million.	Under the agreement, once earn-in has been completed, EMX can convert its interest to a 2.5% NSR. Mason has the option to buy down 1.5% of the NSR for US$4,500,000 million.
Option agreement, interest																																								80.00%	80.00%
Option agreement, shares received | shares																																								85,000	85,000
Option agreement, exploration expenditures required																																								$ 1,000,000
Proceeds from option agreement																																								140,000
Advanced production payments																																								375,000
Yerington West Property [Member] | Between the fifth and seventh anniversaries [Member]
Statement [Line Items]
Proceeds from annual advance minimum royalty																																									$ 50,000
Yerington West Property [Member] | Between the eighth and tenth anniversaries [Member]
Statement [Line Items]
Proceeds from annual advance minimum royalty																																										75,000
Advanced production payments																																								$ 75,000
Koonenberry [Member]
Statement [Line Items]
Capitalized cost of properties transferred																																										$ 81,124
Option agreement, interest																																																							100.00%
Net smelter return royalty																																										3.00%							3.00%						3.00%
Losses on disposals of property, plant and field equipment																																										$ 87,987
Disposals, property, and field equipment																																										$ 6,866
Slattberg licenses [Member] | Sienna Resources Inc. [Member]
Statement [Line Items]
Description of terms of net smelter return royalty																																										Within six years of the execution of the agreement, Sienna may purchase 0.5% of the NSR royalty for $1,500,000, leaving EMX with a 2.5% NSR royalty.	Within six years of the execution of the agreement, Sienna may purchase 0.5% of the NSR royalty for $1,500,000, leaving EMX with a 2.5% NSR royalty.
Option agreement, interest																																										100.00%							100.00%
Option agreement, shares received | shares																																										3,000,000	3,000,000
Option agreement, value of shares received																																										$ 750,000
Option agreement, exploration expenditures required																																										$ 500,000
Slattberg licenses [Member] | Sienna Resources Inc. [Member] | Upon exercise of the option [Member]
Statement [Line Items]
Option agreement, shares received | shares																																										3,000,000	3,000,000
Net smelter return royalty																																										3.00%							3.00%
Slattberg licenses [Member] | Sienna Resources Inc. [Member] | After exercise of the option [Member]
Statement [Line Items]
Description of terms of option agreement																																										After exercise of the option, Sienna will use commercially reasonable efforts to raise $3,000,000 for development of the project and other activities. Once Sienna has raised that amount, Sienna will issue an additional 4,000,000 common shares to EMX. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its interest in Sienna.	After exercise of the option, Sienna will use commercially reasonable efforts to raise $3,000,000 for development of the project and other activities. Once Sienna has raised that amount, Sienna will issue an additional 4,000,000 common shares to EMX. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its interest in Sienna.
Aguila de Cobre Property [Member]
Statement [Line Items]
Option agreement, interest																																																				100.00%
Cathedral Well Property [Member]
Statement [Line Items]
Description of terms of net smelter return royalty																																				the Company will retain a 2.5% NSR royalty, inclusive of an underlying 0.5% NSR royalty.
Option agreement, interest																																				100.00%
Proceeds from option agreement																																				$ 100,000
Value of quit claim deed in lieu of option payment																	$ 25,000
Hardshell Skarn Property [Member]
Statement [Line Items]
Option agreement, interest																														100.00%	100.00%
Net smelter return royalty																														2.00%	2.00%
Proceeds from option agreement																															$ 85,000
Exploration license, ownership percentage																																										100.00%							100.00%
Hardshell Skarn Property [Member] | Upon execution of the agreement [Member]
Statement [Line Items]
Proceeds from option agreement																															25,000
Hardshell Skarn Property [Member] | Over the next three years [Member]
Statement [Line Items]
Proceeds from option agreement																															60,000
Hardshell Skarn Property [Member] | First anniversary of the exercise of the option [Member]
Statement [Line Items]
Proceeds from annual advance minimum royalty																															5,000
Hardshell Skarn Property [Member] | After commencement of commercial production [Member]
Statement [Line Items]
Proceeds from annual advance minimum royalty																															5,000
Greenwood Peak project [Member]
Statement [Line Items]
Option agreement, interest							100.00%	100.00%
Option agreement, exploration expenditures required								$ 4,500,000
Net smelter return royalty							2.00%	2.00%
Proceeds from option agreement							$ 30,000	$ 630,000
Copper Springs, Copper King, and Red Top Properties [Member]
Statement [Line Items]
Option agreement, interest																																						100.00%
Option agreement, shares received | shares																																						1,050,000
Option agreement, exploration expenditures required																																						$ 5,000,000
Copper Springs project [Member]
Statement [Line Items]
Proceeds from reimbursement of amounts paid																																										$ 106,436	$ 82,000
Description of terms of net smelter return royalty											The royalty is not capped or purchasable, except over two parcels of Arizona State Land where Anglo American can buy a 0.5% NSR royalty from EMX for US$2,000,000.	The royalty is not capped or purchasable, except over two parcels of Arizona State Land where Anglo American can buy a 0.5% NSR royalty from EMX for US$2,000,000.
Option agreement, interest											100.00%	100.00%																																										100.00%
Option agreement, exploration expenditures required												$ 5,000,000
Net smelter return royalty											2.00%	2.00%
Proceeds from option agreement											$ 82,000	$ 447,000
Copper Springs project [Member] | Upon exercise of the option [Member]
Statement [Line Items]
Proceeds from option agreement												$ 110,000
Copper King [Member]
Statement [Line Items]
Proceeds from reimbursement of amounts paid																		$ 504,314
Option agreement, interest																		100.00%
Option agreement, exploration expenditures required																		$ 4,000,000
Net smelter return royalty																		2.00%
Proceeds from option agreement																		$ 79,314																								$ 65,368	50,000
Red Top project [Member]
Statement [Line Items]
Option agreement, interest																100.00%
Frazier Canyon and Buckhorn Creek projects [Member]
Statement [Line Items]
Option agreement, interest																																																					100.00%			100.00%
Mineral Hill Property [Member]
Statement [Line Items]
Proceeds from annual option payment									$ 15,000									$ 435,000
Description of terms of net smelter return royalty																		Coeur may purchase up to 1.5% of the NSR royalty if, within sixty days after the completion of a PEA, Coeur purchases the first 0.5% for US$1,000,000. Coeur may purchase an additional 0.5% or 1% of the NSR royalty at any time thereafter for US$2,000,000 per 0.5% interest (maximum total buy down of 1.5%), with EMX and MHL retaining a 2.5% interest.
Option agreement, interest																		100.00%
Option agreement, exploration expenditures required																		$ 1,550,000
Net smelter return royalty																		4.00%
Proceeds from option agreement																		$ 250,000
Proceeds from annual advance minimum royalty																		150,000
Proceeds from milestone payments																		1,000,000
Mineral Hill Property [Member] | Upon execution of the agreement [Member]
Statement [Line Items]
Proceeds from annual option payment																		$ 10,000
Ophir Property [Member]
Statement [Line Items]
Net smelter return royalty																		2.00%
Proceeds from disposal of exploration and evaluation assets																		$ 75,000
Sisorta Joint Venture [Member]
Statement [Line Items]
Payment of finders fee																				$ 63,549	$ 48,740
Exploration license, ownership percentage																																																									49.00%
Investments in subsidiaries, joint ventures and associates																																																									$ 0
Payments for exploration and evaluation assets																																$ 156,800	$ 162,092
Gain on acquisition of exploration and evaluation assets																																26,407
Assets arising from exploration and evaluation of mineral resources																																$ 131,440
Sisorta Joint Venture [Member] | Chesser Resources Ltd [Member]
Statement [Line Items]
Exploration license, ownership percentage																																																									51.00%
Balya Property [Member]
Statement [Line Items]
Net smelter return royalty																																										4.00%							4.00%
Royalty interest																																																		$ 154,299
Proceeds from advance royalty payment																																											100,000
Proceeds from an adjusted royalty payment																																											54,299
Royalty income																																										$ 40,217	$ 30,762
Golcuk Transfer and Royalty Agreement [Member]
Statement [Line Items]
Number of equity interests in subsidiary acquired | shares																																										224,150	224,150
Description of terms of net smelter return royalty																																										Pasinex will then pay the Company a 2.9% NSR royalty from production. Pasinex may pay the first minimum royalty payment by delivering 664,483 common shares in the capital of PRL to the Royalty Holder on or before November 30, 2016 (received valued at $79,738). Pasinex has the option of purchasing 0.9% of the royalty for US$1,000,000 prior to the 6th anniversary of the effective date of the agreement.	Pasinex will then pay the Company a 2.9% NSR royalty from production. Pasinex may pay the first minimum royalty payment by delivering 664,483 common shares in the capital of PRL to the Royalty Holder on or before November 30, 2016 (received valued at $79,738). Pasinex has the option of purchasing 0.9% of the royalty for US$1,000,000 prior to the 6th anniversary of the effective date of the agreement.
Equity interests of acquirer																																										$ 60,521
Net smelter return royalty																																										2.90%							2.90%
Proceeds from option agreement																																										$ 61,805	$ 49,204
Exploration license, ownership percentage																																																										100.00%
Ounces of gold equivalent to payment																																										75	75
Proceeds from advance royalty payment																																											$ 49,204
Golcuk Transfer and Royalty Agreement, shares received | shares																										1,000,000								1,000,000								224,150	224,150				500,000	500,000
Golcuk Transfer and Royalty Agreement, value of shares received																										$ 55,000								$ 115,000													$ 25,000	$ 27,500
Golcuk Transfer and Royalty Agreement, shares received, value per share																										$ 0.055								$ 0.115													$ 0.05	$ 0.055
Tumad Agreement - Trab-23 [Member]
Statement [Line Items]
Description of terms of net smelter return royalty																																										Upon production from the Trab-23 licenses, Tumad will pay the Company a 3% NSR royalty from production. The annual minimum royalties will be credited to 80% of the NSR royalty then payable.	Upon production from the Trab-23 licenses, Tumad will pay the Company a 3% NSR royalty from production. The annual minimum royalties will be credited to 80% of the NSR royalty then payable.
Exploration license, ownership percentage																																										100.00%							100.00%
Proceeds from annual advance minimum royalty																																											$ 100,000
Ferrite Agreement - Alankoy [Member]
Statement [Line Items]
Proceeds from reimbursement of amounts paid																														$ 33,205	$ 25,000
Option agreement, exploration expenditures required																																					$ 200,000
Net smelter return royalty																																					3.00%
Proceeds from option agreement																																					$ 35,000
Black Sea Copper & Gold Agreement - Alankoy [Member]
Statement [Line Items]
Option agreement, interest																																										100.00%							100.00%
Net smelter return royalty																																																			3.00%
Proceeds from option agreement																											$ 35,408	$ 25,000
Proceeds from termination of option agreement										$ 16,439
Aktutan Property [Member]
Statement [Line Items]
Net smelter return royalty																																										4.00%							4.00%
Proceeds from advance royalty payment																																										$ 261,473	$ 200,000
Neavesville gold-silver property [Member]
Statement [Line Items]
Proceeds from option agreement																			$ 129,562					$ 50,000					$ 50,000						$ 100,000
Ounces of gold equivalent to payment																			75
Grand Bois gold-copper project [Member]
Statement [Line Items]
Exploration license, ownership percentage																																										100.00%							100.00%
Haiti exploration permits [Member]
Statement [Line Items]
Net smelter return royalty		0.50%	0.50%
Proceeds from sale of exploration and evaluation assets		$ 5,277,542	$ 4,000,000